Shareholders’ Equity (Restatement) - Schedule of Dividend Distribution (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Dividends, Common Stock [Abstract]
Interim exempt (one-tier) dividends of Nil (March 31, 2024: $1.98 cents) per share	$ 292,500